Restructuring and Related Activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) Rate
Restructuring Cost and Reserve [Line Items]
Restructuring Costs and Asset Impairment Charges	$ 32,614
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent | Rate	7.00%
Asset Impairment Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs and Asset Impairment Charges	$ 25,905
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs and Asset Impairment Charges	4,504
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs and Asset Impairment Charges	2,205
Payments for Restructuring	$ 6,760